COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations

	Payments due by period
Contractual Obligations	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years

Operating Lease Obligations	$67,200	$40,400	$26,800	-	-
Capital Lease Obligations	6,200	800	4,800	600	-
Total	$73,400	$41,200	$31,600	600	-

	Payments due by period
Contractual Obligations	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years

Operating Lease Obligations	$99,900	$73,100	$26,800	-	-
Capital Lease Obligations	5,900	1,200	4,200	500	-
Total	$105,800	$74,300	$31,000	500	-